Loans, borrowings, cash and cash equivalents and financial investments (Tables)	12 Months Ended
Dec. 31, 2017
Loans, borrowings, cash and cash equivalents and financial investments
Schedule of net debt

	December 31, 2017	December 31, 2016
Debt contracts in the international markets	17,288	21,130
Debt contracts in Brazil	5,201	8,192

Total of loans and borrowings	22,489	29,322

(-) Cash and cash equivalents	4,328	4,262
(-) Financial investments	18	18

Net debt	18,143	25,042

Schedule of total debt

	Current liabilities		Non-current liabilities
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Debt contracts in the international markets
Floating rates in:
US$	310	234	2,764	5,489
EUR	—	—	240	211
Fixed rates in:
US$	—	—	12,588	13,083
EUR	—	—	900	1,583
Other currencies	17	17	206	209
Accrued charges	263	304	—	—

	590	555	16,698	20,575

Debt contracts in Brazil
Floating rates in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	447	402	3,195	5,621
Basket of currencies and US$ indexed to LIBOR	339	343	708	1,217
Fixed rates in:
R$	68	66	173	216
Accrued charges	259	294	12	33

	1,113	1,105	4,088	7,087

	1,703	1,660	20,786	27,662

Schedule of future flows of debt payments

	Principal
	Bank loans	Capital markets	Development agencies	Total	Estimated future interest payments (i)
2018	161	—	1,020	1,181	1,245
2019	849	—	901	1,750	1,149
2020	983	831	761	2,575	1,090
2021	574	1,353	696	2,623	945
Between 2022 and 2025	503	3,529	950	4,982	2,727
2026 onwards	87	8,585	172	8,844	5,929

	3,157	14,298	4,500	21,955	13,085

(i)  Estimated future payments of interest, calculated based on interest rate curves and foreign exchange rates applicable as at December 31, 2017 and considering that all amortization payments and payments at maturity on loans and borrowings will be made on their contracted payments dates. The amount includes the estimated values of future interest payments (not yet accrued), in addition to interest already recognized in the financial statements.

Schedule of average annual interest rates by currency

Loans and borrowings	Average interest rate (i)	Total debt
US$	5.39%	16,940
R$ (ii)	8.14%	4,147
EUR (iii)	3.34%	1,177
Other currencies	3.23%	225

		22,489

(i)	In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable at December 31, 2017.
(ii)

R$ denominated debt that bears interest at IPCA, CDI, TR or TJLP, plus spread. For a total of US$2,329 the Company entered into derivative transactions to mitigate the exposure to the cash flow variations of the floating rate debt denominated in R$, resulting in an average cost of 1.89% per year in US$.

(iii)	Eurobonds, for which the Company entered into derivatives to mitigate the exposure to the cash flow variations of the debt denominated in EUR, resulting in an average cost of 4.29% per year in US$.

Schedule of reconciliation of debt to cash flows arising from financing activities

		Cash flow			Non-cash changes
	December 31, 2016	Additions	Repayments	Interest paid	Transferences	Effect of exchange rate	Interest accretion	December 31, 2017
Loans and borrowings
Current	1,660	—	(8,998)	(1,686)	8,971	59	1,697	1,703
Non-current	27,662	1,976	—	—	(8,971)	119	—	20,786

Total	29,322	1,976	(8,998)	(1,686)	—	178	1,697	22,489

Schedule credit and financing lines

	Contractual		Period of the		Available amount
Type	currency	Date of agreement	agreement	Total amount	December 31, 2017
Credit lines
Revolving credit facilities	US$	May 2015	5 years	3,000	3,000
Revolving credit facilities	US$	June 2017	5 years	2,000	2,000
Financing lines
BNDES - CLN 150	R$	September 2012	10 years	1,174	6
BNDES - S11D e S11D Logística	R$	May 2014	10 years	1,863	307